Stock Options and Warrants (Details) - Schedule of warrants activity - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrants activity [Abstract]
Warrants Outstanding, Beginning balance	470,939	190
Weighted Average Price Per Share, Beginning balance		$ 1,054.40
Warrants Outstanding, Assumed in recapitalization		2,250,000
Weighted Average Price Per Share, Assumed in recapitalization		$ 0.80
Warrants Outstanding, Cancelled in recapitalization		(190)
Weighted Average Price Per Share, Cancelled in recapitalization		$ 1,054.40
Warrants Outstanding, Exchanged pursuant to recapitalization		(2,250,000)
Weighted Average Price Per Share, Exchanged pursuant to recapitalization		$ 0.80
Warrants Outstanding, Issued post-recapitalization		470,939
Weighted Average Price Per Share, Issued post-recapitalization		$ 4.80
Warrants Outstanding, Exercised
Weighted Average Price Per Share, Exercised
Warrants Outstanding, Ending balance	3,653,443	470,939
Weighted Average Price Per Share, Ending balance	$ 1.84	$ 4.80
Warrants Outstanding, Issued	2,223,438
Weighted Average Price Per Share, Issued	$ 2.01
Warrants Outstanding, Cancelled pursuant to modification	(479,533)
Weighted Average Price Per Share, Cancelled pursuant to modification	$ 4.80
Warrants Outstanding, Reissued pursuant to modification	1,438,599
Weighted Average Price Per Share, Reissued pursuant to modification	$ 1.60